Condensed interim consolidated statements of loss and comprehensive loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Condensed interim consolidated statements of loss and comprehensive loss
Revenue (Note 18)	$ 30,596	$ 22,326	$ 81,070	$ 76,391
Cost of sales (Note 19)	(20,138)	(20,265)	(64,756)	(62,865)
Depletion and amortization (Note 7)	(3,704)	(5,914)	(15,710)	(18,618)
Care and maintenance costs	(956)	(734)	(1,584)	(3,197)
Corporate general and administrative (Note 20)	(5,933)	(1,671)	(18,521)	(5,036)
Exploration costs	(1,709)	(932)	(3,907)	(2,848)
Accretion on decommissioning provision	(157)	(157)	(471)	(469)
Interest and financing expense	(1,710)	(4,419)	(3,565)	(8,030)
Foreign exchange gain (loss)	(1,877)	1,173	1,107	161
Gain on disposal of assets	1	0	967	0
Loss on metals contract liabilities (Note 8 and 9)	(12,316)	(5,330)	(26,889)	(10,044)
Other gain (loss) on derivatives (Note 10, 13 and 22)	2,916	178	3,625	(566)
Fair value loss on royalty payable (Note 14)	(19)	(216)	(300)	(729)
Loss before income taxes	(15,006)	(15,961)	(48,934)	(35,850)
Income tax expense (Note 21)	(702)	(198)	(795)	(469)
Net loss	(15,708)	(16,159)	(49,729)	(36,319)
Attributable to:
Shareholders of the Company	(15,708)	(14,056)	(49,729)	(33,375)
Non-controlling interests (Note 2 and 17)	0	(2,103)	0	(2,944)
Net loss.	(15,708)	(16,159)	(49,729)	(36,319)
Other comprehensive income (loss)
Remeasurement of post-employment benefit obligations	(41)	(733)	247	1,757
Items that may be reclassified subsequently to net loss
Foreign currency translation reserve	1,568	(913)	(1,984)	1,194
Other comprehensive income (loss)	1,527	(1,646)	(1,737)	2,951
Comprehensive loss	(14,181)	(17,805)	(51,466)	(33,368)
Attributable to:
Shareholders of the Company	(14,181)	(15,409)	(51,466)	(31,128)
Non-controlling interests (Note 2 and 17)	0	(2,396)	0	(2,240)
Comprehensive loss	$ (14,181)	$ (17,805)	$ (51,466)	$ (33,368)
Loss per share attributable to shareholders of the Company
Basic and diluted	$ (0.06)	$ (0.13)	$ (0.19)	$ (0.34)
Weighted average number of common shares outstanding
Basic and diluted (Note 16)	271,451,602	105,053,467	260,988,191	98,314,006